Exchange rate exposure risk 1 (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Hedge instrument nominal value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	[1]	R$ 2,973,652	R$ 4,658,609
Total		2,973,652	4,658,609
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	[1]	2,970,793	2,800,937
Total		2,970,793	2,800,937
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	[1]	(696,930)	(839,389)
Total		(696,930)	(839,389)
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	[1]	(365,488)	(440,197)
Total		R$ (365,488)	R$ (440,197)

[1]	For subsidiaries with functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).